Subsequent Events (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Schedule of unaudited consolidated pro forma results of operations
The following presents unaudited consolidated pro forma results of operations based on the Company’s historical financial statements and adjusted for the acquisition and related borrowings as if it occurred on January 1, 2013. The unaudited pro forma amounts were prepared for comparative purposes only and are not indicative of what actual consolidated results of operations of the Company would have been, nor are they indicative of the consolidated results of operations in the future and exclude transaction costs (dollars in thousands, except per share data):

	Three Months Ended March 31,
	2014	2013
Pro forma total revenues	$210,205	$166,154
Pro forma net income (loss) attributable to common stockholders	$(57,328)	$73,145

The unaudited pro forma amounts were prepared for comparative purposes only and are not indicative of what actual consolidated results of operations of the Company would have been, nor are they indicative of the consolidated results of operations in the future, and exclude transaction costs (dollars in thousands):

	Years Ended December 31,
	2013	2012
Pro forma total revenues	$656,612	$639,520
Pro forma net income (loss) attributable to NRFC Sub REIT Corp. common stockholders	$(23,869)	$(208,067)
The following presents unaudited consolidated pro forma results of operations based on the Company’s historical financial statements and adjusted for the acquisition and related borrowings as if it occurred on January 1, 2013. The unaudited pro forma amounts were prepared for comparative purposes only and are not indicative of what actual consolidated results of operations of the Company would have been, nor are they indicative of the consolidated results of operations in the future and exclude transaction costs (dollars in thousands, except per share data):

	Year Ended December 31,
	2013	2012
Pro forma total revenues	$780,839	$692,939
Pro forma net income (loss) attributable to common stockholders	$(13,841)	$(193,549)